Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities
Schedule of Marketable Securities
	Index	Average rate per year		Dec. 31, 2024	Dec. 31, 2023
		Dec. 31, 2024	Dec. 31, 2023
Investments
Current
Bank deposit certificates	CDI	-	103% to 104.3%	-	74
Financial Notes – Banks	CDI	104.2% to 112%	108.6% to 111.98%	279	475
Treasury Financial Notes	Selic	12.41% to 12.45%	11.83% to 11.85%	72	214
Others				7	11
				358	774
Non-current
Financial Notes – Banks	CDI	104.2% to 112%	-	135	-
				135	-
Total				493	774